UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-735-9500

Date of fiscal year end:    June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

March 31, 2015

(unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) − 97.80%

Apartments — 18.17%
American Campus Communities, Inc.	16,500	$707,355
Camden Property Trust	5,600	437,528
Equity Residential	18,700	1,455,982
Essex Property Trust, Inc.	2,800	643,720
Home Properties, Inc.	7,200	498,888
Total Apartments (Cost $2,784,952)		3,743,473

Diversified — 8.15%
American Homes 4 Rent, Class A	24,400	403,820
American Residential Properties, Inc.*	6,800	122,332
Vornado Realty Trust	10,300	1,153,600
Total Diversified (Cost $1,389,883)		1,679,752

Healthcare — 13.59%
Health Care REIT, Inc.	12,000	928,320
Healthcare Realty Trust, Inc.	12,800	355,584
National Health Investors, Inc.	7,000	497,070
Ventas, Inc.	13,950	1,018,629
Total Healthcare (Cost $2,255,253)		2,799,603

Hotels & Lodging — 7.47%
Chesapeake Lodging Trust	9,800	331,534
Host Hotels & Resorts, Inc.	37,100	748,678
LaSalle Hotel Properties	11,800	458,548
Total Hotels & Lodging (Cost $1,662,293)		1,538,760

Industrials — 7.38%
Prologis, Inc.	28,539	1,243,159
Rexford Industrial Realty, Inc.	17,600	278,256
Total Industrials (Cost $1,216,946)		1,521,415

Mixed — 1.19%
Liberty Property Trust	6,891	246,009
Total Mixed (Cost $236,025)		246,009

Office Property — 13.01%
Boston Properties, Inc.	5,800	814,784
Hudson Pacific Properties, Inc.	19,600	650,524
Paramount Group, Inc.	47,700	920,610
Parkway Properties, Inc.	17,000	294,950
Total Office Property (Cost $1,905,381)		2,680,868

Regional Malls — 16.94%
General Growth Properties, Inc.	22,800	673,740
Macerich Co. (The)	4,400	371,052
Simon Property Group, Inc.	10,100	1,975,964

See Accompanying Notes to the Quarterly Schedule of Investments.

1

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

March 31, 2015

(unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Regional Malls (Continued)
Taubman Centers, Inc.	6,100	$470,493
Total Regional Malls (Cost $1,823,669)		3,491,249

Self Storage — 2.23%
Sovran Self Storage, Inc.	4,900	460,306
Total Self Storage (Cost $442,000)		460,306

Shopping Centers — 6.01%
Equity One, Inc.	15,045	401,551
Kite Realty Group Trust	16,000	450,720
Urban Edge Properties	16,251	385,149
Total Shopping Centers (Cost $1,137,158)		1,237,420

Single Tenant — 3.66%
Spirit Realty Capital, Inc.	62,500	755,000
Total Single Tenant (Cost $719,090)		755,000
Total Real Estate Investment Trusts (REITS) (Cost $15,572,650)		20,153,855

SHORT TERM INVESTMENT (UNITED STATES) − 2.13%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	439,147	439,147
Total Short Term Investment (United States) (Cost $439,147)		439,147
Total Investments — 99.93% (Cost $16,011,797)		20,593,002
Other Assets In Excess Of Liabilities — 0.07%		14,430
Net Assets — 100.00%		$20,607,432

*	Denotes non-income producing security.

See Accompanying Notes to the Quarterly Schedule of Investments.

2

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS − 55.71%

Germany — 3.68%
Deutsche Annington Immobilien SE	28,900	$975,742
DIC Asset AG	43,685	437,639
TLG Immobilien AG*	33,600	527,653
Total Germany (Cost $3,051,328)		1,941,034

Hong Kong — 12.95%
China Overseas Land & Investment, Ltd.	456,456	1,474,879
Guangzhou R&F Properties Co., Ltd., H Shares	556,900	569,709
Hang Lung Properties, Ltd.	490,300	1,378,695
Hysan Development Co., Ltd.	70,700	310,450
Kerry Properties, Ltd.	404,225	1,405,179
Lifestyle International Holdings, Ltd.	305,300	544,233
Shangri-La Asia, Ltd.	224,692	308,314
Sun Hung Kai Properties, Ltd.	53,911	829,938
Total Hong Kong (Cost $9,676,815)		6,821,397

Japan — 23.19%
AEON Mall Co., Ltd.	36,400	722,325
Mitsubishi Estate Co., Ltd.	149,400	3,471,696
Mitsui Fudosan Co., Ltd.	99,900	2,936,009
Nomura Real Estate Holdings, Inc.	95,400	1,722,903
Sumitomo Realty & Development Co., Ltd.	81,100	2,920,403
Tokyu Fudosan Holdings Corp.	65,200	445,168
Total Japan (Cost $15,700,344)		12,218,504

Singapore — 8.27%
CapitaLand, Ltd.	733,000	1,909,080
City Developments, Ltd.	20,200	147,951
Hongkong Land Holdings, Ltd.	233,100	1,759,905
Wing Tai Holdings, Ltd.	386,760	541,100
Total Singapore (Cost $5,106,604)		4,358,036

Spain — 0.41%
Melia Hotels International, SA	17,645	217,712
Total Spain (Cost $326,475)		217,712

Sweden — 4.09%
Castellum AB	87,300	1,320,830
Fabege AB	58,300	836,162
Total Sweden (Cost $2,104,912)		2,156,992

See Accompanying Notes to the Quarterly Schedule of Investments.

3

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Thailand — 1.81%
Central Pattana pcl - Foreign Line	724,000	$951,168
Total Thailand (Cost $253,915)		951,168

United Kingdom — 1.31%
Urban & Civic plc	179,328	687,646
Total United Kingdom (Cost $678,188)		687,646
Total Common Stocks (Cost $36,898,581)		29,352,489

REAL ESTATE INVESTMENT TRUSTS (REITS) − 42.21%

Australia — 10.87%
GPT Group	147,280	511,610
Mirvac Group	479,459	732,200
Novion Property Group	293,028	558,481
Scentre Group	672,300	1,910,163
Stockland	589,891	2,015,916
Total Australia (Cost $6,355,395)		5,728,370

France — 5.68%
ICADE	17,538	1,585,175
Klepierre	28,581	1,404,127
Total France (Cost $3,337,807)		2,989,302

Japan — 5.37%
Japan Real Estate Investment Corp.	252	1,184,896
Nippon Building Fund, Inc.	246	1,207,985
Nomura Real Estate Office Fund, Inc.	90	437,487
Total Japan (Cost $2,860,845)		2,830,368

Netherlands — 4.57%
Unibail-Rodamco SE	8,916	2,406,789
Total Netherlands (Cost $2,237,677)		2,406,789

Spain — 1.17%
Merlin Properties Socimi SA*	45,100	614,899
Total Spain (Cost $615,548)		614,899

United Kingdom — 14.55%
Derwent London plc	37,960	1,924,449
Great Portland Estates plc	142,661	1,717,316
Hammerson plc	131,300	1,295,218
Land Securities Group plc	146,900	2,730,419
Total United Kingdom (Cost $6,258,225)		7,667,402
Total Real Estate Investment Trusts (REITS) (Cost $21,665,497)		22,237,130

See Accompanying Notes to the Quarterly Schedule of Investments.

4

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2015

(unaudited)

	Shares	Value
SHORT TERM INVESTMENT (UNITED STATES) − 2.17%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	1,141,268	$1,141,268
Total Short Term Investment (United States) (Cost $1,141,268)		1,141,268

Total Investments — 100.09% (Cost $59,705,346)		$52,730,887
Liabilities In Excess Of Other Assets — (0.09)%		(46,367)
Net Assets — 100.00%		$52,684,520

*	Denotes non-income producing security.

	% of Net
Sector Diversification	Assets	Value
Real Estate	95.61%	50,371,409
Consumer Cyclicals	2.31%	1,218,210
Short-Term Investment	2.17%	1,141,268
Total Investments	100.09%	52,730,887
Liabilities In Excess Of Other Assets	(0.09)%	(46,367)
Net Assets	100.00%	$52,684,520

See Accompanying Notes to the Quarterly Schedule of Investments.

5

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

March 31, 2015

(unaudited)

	Shares	Value
COMMON STOCKS − 25.93%

Germany — 1.21%
Deutsche Annington Immobilien SE	23,700	$800,176
Total Germany (Cost $670,635)		800,176

Hong Kong — 4.76%
China Overseas Land & Investment, Ltd.	180,300	582,577
Hang Lung Properties, Ltd.	290,900	817,994
Hysan Development Co., Ltd.	11,000	48,302
Kerry Properties, Ltd.	252,523	877,828
Lifestyle International Holdings, Ltd.	282,800	504,124
Shangri-La Asia, Ltd.	232,750	319,371
Total Hong Kong (Cost $2,463,470)		3,150,196

Japan — 10.50%
AEON Mall Co., Ltd.	37,100	736,216
Mitsubishi Estate Co., Ltd.	78,300	1,819,503
Mitsui Fudosan Co., Ltd.	69,200	2,033,752
Nomura Real Estate Holdings, Inc.	48,900	883,123
Sumitomo Realty & Development Co., Ltd.	41,300	1,487,209
Total Japan (Cost $4,336,647)		6,959,803

Singapore — 4.62%
CapitaLand, Ltd.	538,350	1,402,119
City Developments, Ltd.	21,300	156,007
Hongkong Land Holdings, Ltd.	163,700	1,235,935
Wing Tai Holdings, Ltd.	190,098	265,959
Total Singapore (Cost $2,210,846)		3,060,020

Sweden — 3.02%
Castellum AB	84,000	1,270,902
Fabege AB	51,100	732,897
Total Sweden (Cost $1,567,153)		2,003,799

Thailand — 1.18%
Central Pattana pcl - Foreign Line	597,000	784,319
Total Thailand (Cost $195,576)		784,319

United States — 0.64%
Starwood Hotels & Resorts Worldwide, Inc.	5,100	425,850
Total United States (Cost $248,727)		425,850
Total Common Stocks (Cost $11,693,054)		17,184,163

REAL ESTATE INVESTMENT TRUSTS (REITS) − 73.19%

Australia — 5.19%
GPT Group	59,100	205,297

See Accompanying Notes to the Quarterly Schedule of Investments.

6

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2015

(unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Australia (Continued)
Scentre Group	607,089	$1,724,884
Stockland	441,334	1,508,232
Total Australia (Cost $2,995,436)		3,438,413

Canada — 1.23%
RioCan Real Estate Investment Trust	35,756	817,853
Total Canada (Cost $797,106)		817,853

France — 2.77%
ICADE	12,352	1,116,437
Klepierre	14,646	719,528
Total France (Cost $1,312,486)		1,835,965

Japan — 3.42%
Japan Real Estate Investment Corp.	198	930,990
Nippon Building Fund, Inc.	191	937,907
Nomura Real Estate Office Fund, Inc.	81	393,738
Total Japan (Cost $2,278,029)		2,262,635

Netherlands — 1.86%
Unibail-Rodamco SE	4,559	1,230,658
Total Netherlands (Cost $777,713)		1,230,658

Spain — 0.90%
Merlin Properties Socimi SA*	43,800	597,174
Total Spain (Cost $597,805)		597,174

United Kingdom — 7.36%
Derwent London plc	26,100	1,323,186
Great Portland Estates plc	109,720	1,320,780
Hammerson plc	47,100	464,621
Land Securities Group plc	95,100	1,767,616
Total United Kingdom (Cost $1,993,187)		4,876,203

United States — 50.46%
Alexandria Real Estate Equities, Inc.	6,800	666,672
American Campus Communities, Inc.	33,300	1,427,571
American Homes 4 Rent, Class A	48,100	796,055
Boston Properties, Inc.	14,700	2,065,056
Equity One, Inc.	25,000	667,250
Equity Residential	33,200	2,584,952
Essex Property Trust, Inc.	9,205	2,116,230
Federal Realty Investment Trust	11,400	1,678,194
Health Care REIT, Inc.	26,600	2,057,776
Host Hotels & Resorts, Inc.	81,129	1,637,183
Hudson Pacific Properties, Inc.	33,500	1,111,865

See Accompanying Notes to the Quarterly Schedule of Investments.

7

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2015

(unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

United States (Continued)
Macerich Co. (The)	8,300	$699,939
Paramount Group, Inc.	113,100	2,182,830
Plum Creek Timber Co., Inc.	14,500	630,025
Prologis, Inc.	58,507	2,548,565
Simon Property Group, Inc.	26,057	5,097,792
Taubman Centers, Inc.	10,395	801,766
Urban Edge Properties	26,350	624,495
Ventas, Inc.	25,700	1,876,614
Vornado Realty Trust	17,400	1,948,800
WP GLIMCHER, Inc.	12,778	212,498
Total United States (Cost $19,697,707)		33,432,128
Total Real Estate Investment Trusts (REITS) (Cost $30,449,469)		48,491,029

Total Investments — 99.12% (Cost $42,142,523)		65,675,192
Other Assets In Excess Of Liabilities — 0.88%		580,192
Net Assets — 100.00%		$66,255,384

*	Denotes non-income producing security.

	% of Net
Sector Diversification	Assets	Value
Real Estate	97.00%	$64,269,840
Consumer Cyclicals	2.12%	1,405,352
Total Investments	99.12%	65,675,192
Other Assets In Excess Of Liabilities	0.88%	580,192
Net Assets	100.00%	$66,255,384

See Accompanying Notes to the Quarterly Schedule of Investments.

8

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

March 31, 2015

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the NewYork Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated day to day fair valuation of each Fund’s portfolio securities to the Adviser using methods approved by the Fund’s Board. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for following the Fund’s fair valuation policies consistent with the Board approved methods. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

FairValue Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

9

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2015

(unaudited)

•     Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2015:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. REALTY SECURITIES FUND	March 31, 2015	Price	Inputs	Inputs
Investments in Securities*	$20,593,002	$20,593,002	$—	$—
Total	$20,593,002	$20,593,002	$—	$—

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. INTERNATIONAL PROPERTY FUND	March 31, 2015	Price	Inputs	Inputs
Common Stocks:
Germany	$1,941,034	$1,941,034	$—	$—
Hong Kong	6,821,397	4,802,986	2,018,411	—
Japan	12,218,504	5,916,924	6,301,580	—
Singapore	4,358,036	2,301,005	2,057,031	—
Spain	217,712	217,712	—	—
Sweden	2,156,992	1,320,830	836,162	—
Thailand	951,168	951,168	—	—
United Kingdom	687,646	687,646	—	—
Real Estate Investment Trust:				—
Australia	5,728,370	—	5,728,370	—
France	2,989,302	2,989,302	—	—
Japan	2,830,368	437,487	2,392,881	—
Netherlands	2,406,789	2,406,789	—	—
Spain	614,899	614,899	—	—
United Kingdom	7,667,402	5,742,953	1,924,449	—
Short-Term Investment	1,141,268	1,141,268	—	—
Total	$52,730,887	$31,472,003	$21,258,884	$—

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	March 31, 2015	Price	Inputs	Inputs
Common Stocks:
Germany	$800,176	$800,176	$—	$—
Hong Kong	3,150,196	2,782,523	367,673	—
Japan	6,959,803	3,438,842	3,520,961	—
Singapore	3,060,020	1,501,894	1,558,126	—
Sweden	2,003,799	1,270,902	732,897	—
Thailand	784,319	784,319	—	—
United States	425,850	425,850	—	—
Real Estate Investment Trusts:
Australia	3,438,413	—	3,438,413	—

10

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2015

(unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	March 31, 2015	Price	Inputs	Inputs
Canada	817,853	817,853	—	—
France	1,835,965	1,835,965	—	—
Japan	2,262,635	393,738	1,868,897	—
Netherlands	1,230,658	1,230,658	—	—
Spain	597,174	597,174	—	—
United Kingdom	4,876,203	3,553,017	1,323,186	—
United States	33,432,128	33,432,128	—	—
Total	$65,675,192	$52,865,039	$12,810,153	$—

* See Schedule of Investments for industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. Of the level 2 investments presented above, equity investments amounting to $332,038,859 and $196,971,955 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2015 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$16,011,797	$4,773,955	$(192,750)	$4,581,205
E.I.I. International Property Fund	59,705,346	5,842,869	(12,817,328)	(6,974,459)
E.I.I. Global Property Fund	42,142,523	25,390,091	(1,857,422)	23,532,669

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date	05/18/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date	05/18/2015

By (Signature and Title)*	/s/ Michael J. Meagher
Michael J. Meagher, Treasurer
(principal financial officer)

Date	05/18/2015

* Print the name and title of each signing officer under his or her signature.